Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions	The Company’s cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2019	2020
	US$	US$
Financial institutions in the mainland of the PRC
—Denominated in RMB	486,117	5,511,982
—Denominated in USD	1,214,485	1,819,424

Total cash balances held at mainland PRC financial institutions	1,700,602	7,331,406

Financial institutions in Hong Kong Special Administrative Region (“HK S.A.R. “)
—Denominated in USD	14,929,853	133,911,336

Total cash balances held at the HK S.A.R. financial institutions	14,929,853	133,911,336

Financial institutions in UAE
—Denominated in United Arab Emirates Dirham (“AED”)	6,059,127	23,249,640
—Denominated in USD	17,355,953	35,813,863

Total cash balances held at the UAE financial institutions	23,415,080	59,063,503

Financial institutions in United States
—Denominated in USD	119,810	10,127,775

Total cash and cash equivalents balances held at the United States financial institutions	119,810	10,127,775

Financial institutions in Singapore
—Denominated in USD	5,137,277	26,449,262

Total cash balances held at the Singapore financial institutions	5,137,277	26,449,262

Total cash and cash equivalents balances held at financial institutions	45,302,622	236,883,282

Schedule of Useful Life of Property Plant and Equipment
Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3 years
Vehicle	4 years
Office furniture	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Schedules of Concentration of Risk by Risk Factor
The Group’s cost of revenues mainly included commission fees paid to third party payment platforms, among which two third party payment platforms individually represent greater than 10% of the Group’s cost of revenues excluding payroll and welfare and depreciation for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the Year Ended December 31
	2018	2019	2020
A	67%	61%	60%
B	19%	14%	19%